Provisions - Additional Information (Details)	1 Months Ended	12 Months Ended
	May 31, 2017 USD ($)	Dec. 31, 2019 USD ($) Lawsuit
Disclosure Of Other Provisions [Line Items]
Cash payment for litigation settlment	$ 43,000,000
Class Counsels Attorneys Fees	5,000,000
Number of lawsuits on alleging unlawful practices | Lawsuit		6
Provision sought for award of damages per work infringed		$ 150,000
Bottom Of Range
Disclosure Of Other Provisions [Line Items]
Litigation settlement administration and notice costs	1,000,000
Top of Range
Disclosure Of Other Provisions [Line Items]
Litigation settlement administration and notice costs	$ 2,000,000